Basis of Presentation and Significant Accounting Policies - Schedule of Property Plant and Equipment (Details)	Sep. 30, 2024
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years
Devices for rental [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	4 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	2 years